PROVISIONS	3 Months Ended
Mar. 31, 2022
PROVISIONS

6. PROVISIONS

	Post-retirement	Rehabilitation
	benefits (1)	provision (2)	Total
	$	$	$

Year ended December 31, 2021
Opening balance	652	1,556	2,208
Termination payments	(62)	-	(62)
Change in estimate	968	223	1,191
Accretion for the period	236	85	321
Exchange differences	1	(51)	(50)
Closing balance	1,795	1,813	3,608

Current	1,795	-	1,795
Non-current	-	1,813	1,813

Period ended March 31, 2022
Opening balance	1,795	1,813	3,608
Termination payments	(6)	-	(6)
Accretion for the period	192	31	223
Exchange differences	58	54	112
Closing balance	2,039	1,898	3,937

Current	2,039	-	2,039
Non-current	-	1,898	1,898

(1)	Post-retirement benefits: Under Mexican labour law, the Company provides post-retirement indemnities and severance benefits to its employees terminated under certain circumstances. Key assumptions used by the independent 3rd party actuary in the above estimate include an annual discount rate of 7.00% (December 31, 2021 – 7.00%), employee turnover rate of 4% (December 31, 2021 – 4%), annual salary rate increase of 3.75% (December 31, 2021 – 3.75%) and minimum wage increase rate of 22% (December 31, 2021 – 22%), and the life of mine plan to mid-2022 (December 31, 2021 – to mid-2022).

(2)	Rehabilitation provision: Key financial assumptions used in the above estimate include independent 3rd party cost reports, an annual discount rate of 6.68% for Platosa and 7.19% for Miguel Auza (December 31, 2021 – 6.68% for Platosa and 7.19% for Miguel Auza), Mexican target inflation rates and the anticipated commencement of rehabilitation work (Platosa – 2023 and Miguel Auza – 2024). The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $2.0 million of which $1.0 million relates to the Platosa mine and $1.0 million relates to the Miguel Auza processing facility.